UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spartan Capital Management, LLC
Address: 501 West Street Road
         West Chester, PA  19382

13F File Number:  028-13795

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Susan L. Bartels
Title:     President
Phone:     610-399-8201

Signature, Place, and Date of Signing:

  /s/ Susan L. Bartels     West Chester, PA     July 25, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $164,789 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     6830   129795 SH       SOLE                   129795        0        0
AIRGAS INC                     COM              009363102     4868    69510 SH       SOLE                    69510        0        0
ATRION CORP                    COM              049904105     5349    27040 SH       SOLE                    27040        0        0
BIG LOTS INC                   COM              089302103     5141   155090 SH       SOLE                   155090        0        0
BLACKROCK INC                  COM              09247X101     4757    24800 SH       SOLE                    24800        0        0
BRITISH AMERN TOB PLC          SPONSORED ADR    110448107     5654    64255 SH       SOLE                    64255        0        0
BROADCOM CORP                  CL A             111320107     4880   145080 SH       SOLE                   145080        0        0
CANADIAN NAT RES LTD           COM              136385101    15207   363280 SH       SOLE                   363280        0        0
CENOVUS ENERGY INC             COM              15135U109     5618   149185 SH       SOLE                   149185        0        0
CISCO SYS INC                  COM              17275R102     7811   500405 SH       SOLE                   500405        0        0
COCA COLA ENTERPRISES INC NE   COM              19122T109     5235   179400 SH       SOLE                   179400        0        0
CVS CAREMARK CORPORATION       COM              126650100     4870   129590 SH       SOLE                   129590        0        0
DELL INC                       COM              24702R101     5323   319290 SH       SOLE                   319290        0        0
DORMAN PRODUCTS INC            COM              258278100     2504    63270 SH       SOLE                    63270        0        0
E M C CORP MASS                COM              268648102     4907   178115 SH       SOLE                   178115        0        0
HEWLETT PACKARD CO             COM              428236103     6424   176490 SH       SOLE                   176490        0        0
ISHARES INC                    MSCI JAPAN       464286848     5554   532535 SH       SOLE                   532535        0        0
MICROSOFT CORP                 COM              594918104     6040   232305 SH       SOLE                   232305        0        0
MOSAIC CO NEW                  COM              61945C103     8454   124815 SH       SOLE                   124815        0        0
NII HLDGS INC                  CL B NEW         62913F201     5016   118350 SH       SOLE                   118350        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105     5087    48890 SH       SOLE                    48890        0        0
RIO TINTO PLC                  SPONSORED ADR    767204100     4881    67490 SH       SOLE                    67490        0        0
SCRIPPS NETWORKS INTERACT IN   CL A COM         811065101     4502    92105 SH       SOLE                    92105        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     9135    62565 SH       SOLE                    62565        0        0
SUN BANCORP INC                COM              86663b102       55    15000 SH       SOLE                    15000        0        0
SUNCOR ENERGY INC NEW          COM              867224107     4370   111765 SH       SOLE                   111765        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     5661   117400 SH       SOLE                   117400        0        0
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209     7011   262400 SH       SOLE                   262400        0        0
WHITING PETE CORP NEW          COM              966387102     3645    64045 SH       SOLE                    64045        0        0